                             THE MAINSTAY(R) FUNDS

                              RESEARCH VALUE FUND
                              SMALL CAP VALUE FUND

                         Supplement dated June 7, 2000
                      to the Prospectus dated May 1, 2000
                    (replacing supplement dated May 5, 2000)

RESEARCH VALUE FUND

     Mr. G. Todd Silva no longer manages the Research Value Fund. Mr. Daniel M. Theriault became a manager of the Fund in June 2000. Mr. Theriault joined John
A. Levin & Co. in 1997, where he had also been a securities analyst from 1994 to 1995. From 1995 to 1997 he was President and Portfolio Manager, T. Rowe Price Services Fund.

SMALL CAP VALUE FUND

     Mr. Timothy Dalton, Jr., Mr. Kenneth Greiner and Mr. Stephen J. Bruno manage the Small Cap Value Fund. Mr. Bruno has been a manager of the Small Cap Value Fund since April 2000. He joined Dalton, Greiner, Hartman, Maher & Co. in 1990 and currently is an Executive Vice President and shareholder. Prior to that he was an investment analyst with Dillon, Read Capital, Inc. from 1989 to 1990.

     Footnote 2 on page 129 is replaced by the following:

        With respect to DGHM's Small Cap Value Composite, performance is net of actual management fees paid, which were 1% per annum. The composite consists of fewer than five accounts since its inception in July 1994. A complete list of composites is available upon request. Annual net returns, composite assets (in millions), percentage of firm assets and the standard deviation of composite accounts were as follows:
        1994 -- .3%, $25, <1%, 0; 1995 -- 13.4%, $20, <1%, .30; 1996 -- 30.2%,
        $21, 1%, .17; 1997 -- 40%, $27, 2%, .33; 1998 -- 2.7%, $46, 5%, 0.05;
        1999 -- 6.8%, $57, 8%, .56.

     The table under "DGHM: Related Performance" on page 131 is replaced by the following:

                                                                  AS OF 12/31/99
                                              ------------------------------------------------------
                                              ONE YEAR    THREE YEAR    FIVE YEAR    SINCE INCEPTION
                                              TOTAL        TOTAL         TOTAL         TOTAL
                                              RETURN      RETURN        RETURN         RETURN
                                               -----        -----         -----           -----
Dalton, Greiner, Hartman, Maher & Co.
Small Cap Value Composite                       6.8%        13.3%         16.5%           15.0%
Russell 2000 Index                             21.3%        13.1%         16.7%           16.1%

                                                                      MS16-06/00